Debt Obligation - Additional Information (Detail) - StepStone Group LP - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2020	Mar. 31, 2019
Senior secured term loan	$ 150.0
Borrowing capacity	10.0
Proceeds from the Term Loan	$ 145.7
Term loan and interest rate description		(a) the Prime Rate in effect on such day; (b) the New York Federal Reserve Bank Rate in effect on such day plus 1/2 of 1.0%; (c) the adjusted Eurodollar rate for a one-month interest period on such day plus 1.0%; and 3.0% for the Term Loan B (or 4.0%, in the case of loans bearing interest at the adjusted Eurodollar rate), or 2.5% for the LOC (3.5%, in the case of loans bearing interest at the adjusted Eurodollar rate).
Letters of credit outstanding amount		$ 2.8	$ 4.7
Term Loan B [Member]
Interest rates		5.00%
L O C [Member]
Interest rates		4.50%